Subsequent Events (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Bokamoso Esop [Member] ZAR	Dec. 31, 2010 Izingwe [Member] ZAR
Subsequent Events [Line Items]
Employee Stock Ownership Plan ESOP Restructuring Strike Price (ZAR Per Share)		320	330
Employee Stock Ownership Plan ESOP Restructuring Maximum Payout (ZAR Per Share)		90	70
Employee Stock Ownership Plan ESOP Restructuring Minimum Payout (ZAR Per Share)		40	40
Employee Stock Ownership Plan ESOP Restructuring Tranches	two
Employee Stock Ownership Plan ESOP Restructuring Additional Time Period (Years)		One	One
Subsequent Event Amount	$ 18
Subsequent Events [Abstract]
Dividend Payment Percentage To E Ordinary Shareholders In Cash	50.00%	50.00%	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise Price	50.00%	50.00%	50.00%